Due from related companies	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Due from related companies	Note 6 — Due from related companies The amount due from related companies was unsecured, non-interest bearing and repayable on demand.
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Due from related companies		Note 6 — Due from related companies The amount due from related companies was unsecured, non-interest bearing and repayable on demand.